Earnings (Loss) Per Share - Calculation of Basic and Diluted (Loss) Earnings Per Share Attributable to Owners (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Earnings per share [abstract]
Profit (loss) for the year attributable to owners of the Company	¥ (104,870)	$ (15,064)	¥ (7,982)	¥ 9,052
Weighted average number of ordinary shares for the purpose of earnings (loss) per share - Basic and diluted	206,500,000	206,500,000	206,500,000	206,500,000
Basic | (per share)	¥ (0.51)	$ (0.07)	¥ 0.04	¥ 0.04
Diluted | (per share)	¥ (0.51)	$ (0.07)	¥ (0.04)	¥ 0.04